Acquisitions (Acquisition of Choose Digital) (Details) - USD ($) $ in Thousands									3 Months Ended	12 Months Ended
	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 24, 2015	Jun. 24, 2014	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Business Acquisition [Line Items]
Increase (decrease) in fair value of contingent consideration related to acquisitions										$ 2,222	$ (2,064)
Choose Digital Inc.
Business Acquisition [Line Items]
Period for average closing price							5 days
Contingent consideration liability							$ 4,792	$ 2,570
Notes issued to sellers								$ 2,570
Other payments to acquire businesses	$ 517	$ 521	$ 524	$ 528	$ 532	$ 668
Contingent consideration including interest									$ 1,754
Contingent consideration, interest							170		12
Contingent consideration, legal fees							$ 82
Interest expense									$ 26
Increase (decrease) in fair value of contingent consideration related to acquisitions										$ 2,222
Common Stock | Choose Digital Inc.
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares								1,963,309
Restricted Stock | Choose Digital Inc.
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares								205,761